RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Related Party Balances

Outstanding amounts due from/to related parties as of December 31, 2010 and 2011 were as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Accounts receivable, net- a related party:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	31,010,170	105,531,368
Other receivables- related parties:
Advances of travel and other business expenses to executive directors who are also shareholders (1)	691,242	5,840,380

Total	31,701,412	111,371,748

Accounts payables due to a related party (2)
Accounts payable due to a subsidiary of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	35,887,845	30,045,245
Other payables due to a related party (2)
Travelling reimbursements payable to executive directors who are also shareholders	-	109,531
Other payables to Jiangxi Desun Energy Co., Ltd. (Desun, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings	1,094,047	2,161,345

Total	36,981,892	32,316,121

(1)	Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.